Vanguard® U.S. Liquidity Factor ETF
Schedule of Investments (unaudited)
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (4.9%)
	Ecolab Inc.	1,908	336
	Dow Inc.	3,945	233
	Air Products and Chemicals Inc.	892	211
	Balchem Corp.	1,100	152
	Southern Copper Corp.	2,145	149
	UFP Industries Inc.	1,187	102
	Reliance Steel & Aluminum Co.	526	100
*	RBC Bearings Inc.	504	98
	Timken Co.	1,335	87
	Valvoline Inc.	2,403	78
	AdvanSix Inc.	1,776	71
	FutureFuel Corp.	9,610	71
	Avient Corp.	1,334	70
	Huntsman Corp.	1,308	53
	Glatfelter Corp.	3,885	53
	Royal Gold Inc.	373	45
	American Vanguard Corp.	2,694	41
	Chemours Co.	1,336	37
	Mueller Industries Inc.	654	37
	Scotts Miracle-Gro Co.	242	34
	Stepan Co.	314	33
	Ryerson Holding Corp.	1,057	28
	Tredegar Corp.	2,431	28
	Orion Engineered Carbons SA	1,744	27
	Ashland Global Holdings Inc.	287	26
*	Energy Fuels Inc.	3,170	26
	Minerals Technologies Inc.	371	26
*	Koppers Holdings Inc.	883	25
*	Rayonier Advanced Materials Inc.	4,307	25
	Linde plc	80	23
*	Clearwater Paper Corp.	690	20
*	Novagold Resources Inc.	2,580	18
	Avery Dennison Corp.	80	14
	Neenah Inc.	316	12
			2,389
Consumer Discretionary (8.4%)
	Ross Stores Inc.	2,103	192
*	Liberty Media Corp.- Liberty SiriusXM Class C	3,155	159
*	Aptiv plc	1,194	155
*	Golden Entertainment Inc.	2,495	142
	AMERCO	212	122
*	Liberty Media Corp.-Liberty Formula One Class C	1,788	109

		Shares	Market Value ($000)
	Pool Corp.	212	97
	Churchill Downs Inc.	391	94
	Choice Hotels International Inc.	583	84
	Carriage Services Inc. Class A	1,605	79
	Fox Corp. Class B	2,074	79
	Movado Group Inc.	1,958	77
	Haverty Furniture Cos. Inc.	2,214	63
*	Fox Factory Holding Corp.	523	62
	Paramount Global Class A	1,808	62
*	Vera Bradley Inc.	8,103	61
	Franchise Group Inc.	1,456	61
*	EW Scripps Co. Class A	2,597	58
	Global Industrial Co.	1,832	58
	Genuine Parts Co.	465	57
	Penske Automotive Group Inc.	577	57
	Travel + Leisure Co.	1,024	57
	National CineMedia Inc.	19,012	56
*	PlayAGS Inc.	6,745	56
	News Corp. Class A	2,466	55
*	Audacy Inc. Class A	17,843	55
	Rollins Inc.	1,641	54
	Johnson Outdoors Inc. Class A	612	50
*	Century Casinos Inc.	4,016	49
	Acushnet Holdings Corp.	1,095	48
*	Liberty Media Corp.- Liberty Braves Class C	1,949	48
*	Revlon Inc. Class A	4,902	48
*	Stoneridge Inc.	2,864	47
*	Monarch Casino & Resort Inc.	582	45
	Service Corp. International	740	45
*	Arlo Technologies Inc.	4,582	43
*	Accel Entertainment Inc. Class A	3,265	43
	Cato Corp. Class A	2,280	40
*	Bright Horizons Family Solutions Inc.	298	39
	Kimball International Inc. Class B	4,183	39
*	Lindblad Expeditions Holdings Inc.	2,135	38
*	Chuy's Holdings Inc.	1,141	37
	Gentex Corp.	1,221	37
	Leggett & Platt Inc.	953	35
*	MarineMax Inc.	756	35
*	OneSpaWorld Holdings Ltd.	3,367	35
*	American Public Education Inc.	1,708	34
	Ethan Allen Interiors Inc.	1,287	34
	Wyndham Hotels & Resorts Inc.	388	34
	Autoliv Inc.	372	33
*	Duluth Holdings Inc. Class B	2,365	33
	Tilly's Inc. Class A	2,593	33
*	Boston Omaha Corp. Class A	1,145	32
	Scholastic Corp.	768	32
	Qurate Retail Inc. Series A	5,606	31
*	Lands' End Inc.	1,759	30
*	Grand Canyon Education Inc.	319	28
	Inter Parfums Inc.	303	28
*	Universal Electronics Inc.	843	28
*	Noodles & Co. Class A	3,998	27
*	IAA Inc.	709	26
*	Liberty TripAdvisor Holdings Inc. Class A	11,315	24
*	National Vision Holdings Inc.	668	24
*	LiveOne Inc.	28,376	24

		Shares	Market Value ($000)
*	Bally's Corp.	598	22
	Marriott Vacations Worldwide Corp.	131	21
*	Motorcar Parts of America Inc.	1,275	21
*	VOXX International Corp. Class A	1,958	21
*	Floor & Decor Holdings Inc. Class A	208	20
*	Chicken Soup For The Soul Entertainment Inc.	2,057	20
*	Cooper-Standard Holdings Inc.	1,492	19
*	Helen of Troy Ltd.	93	19
*	Thryv Holdings Inc.	629	19
*	Mesa Air Group Inc.	4,027	18
*	Clear Channel Outdoor Holdings Inc.	4,352	16
*	Lazydays Holdings Inc.	855	16
	Lennar Corp. Class B	196	15
	Rocky Brands Inc.	391	15
	Carrols Restaurant Group Inc.	5,330	14
	HNI Corp.	356	14
*	PROG Holdings Inc.	457	14
*	El Pollo Loco Holdings Inc.	1,004	13
*	Lovesac Co.	315	13
*	O'Reilly Automotive Inc.	18	12
	Estee Lauder Cos. Inc. Class A	36	11
*	Scientific Games Corp. Class A	168	11
*	SiteOne Landscape Supply Inc.	62	11
*	Viad Corp.	316	11
*	TravelCenters of America Inc.	252	11
	Winmark Corp.	44	10
*	Stagwell Inc.	1,364	10
*	NEOGAMES SA	395	9
*	Barnes & Noble Education Inc.	1,546	8
*	frontdoor Inc.	279	8
*	Kura Sushi USA Inc. Class A	151	8
*	QuinStreet Inc.	599	7
			4,054
Consumer Staples (3.6%)
	Flowers Foods Inc.	9,610	263
	Brown-Forman Corp. Class A	2,698	165
	Philip Morris International Inc.	1,549	157
*	Darling Ingredients Inc.	2,062	149
	Colgate-Palmolive Co.	1,839	141
	Keurig Dr Pepper Inc.	2,193	85
	Kimberly-Clark Corp.	643	84
	Weis Markets Inc.	1,325	82
*	Pilgrim's Pride Corp.	3,426	81
	Seaboard Corp.	20	77
	Casey's General Stores Inc.	284	53
	Sysco Corp.	583	51
	Andersons Inc.	1,031	47
	Brown-Forman Corp. Class B	596	39
	ACCO Brands Corp.	3,700	32
	Ingredion Inc.	338	30
*	Performance Food Group Co.	542	30
	Altria Group Inc.	545	28
*	Freshpet Inc.	280	27
	SpartanNash Co.	885	25
*	Post Holdings Inc.	201	21
*	NewAge Inc.	28,723	19
*	Mission Produce Inc.	1,202	16
	Lancaster Colony Corp.	88	15

		Shares	Market Value ($000)
	Fresh Del Monte Produce Inc.	512	13
*	Greenlane Holdings Inc. Class A	14,939	8
*	Laird Superfood Inc.	1,207	7
			1,745
Energy (2.7%)
*	RPC Inc.	12,545	110
*	Select Energy Services Inc. Class A	12,094	100
*	Dril-Quip Inc.	3,205	92
	Solaris Oilfield Infrastructure Inc. Class A	8,445	88
*	CONSOL Energy Inc.	2,604	80
	Berry Corp.	7,669	77
*	Liberty Oilfield Services Inc. Class A	6,171	77
*	Expro Group Holdings NV	3,967	64
	ChampionX Corp.	2,618	56
*	Newpark Resources Inc.	13,490	51
*	Bristow Group Inc.	1,510	50
	Archrock Inc.	5,642	47
	EOG Resources Inc.	407	47
	SunCoke Energy Inc.	5,664	45
*	Talos Energy Inc.	2,881	45
*	Centrus Energy Corp. Class A	921	42
*	MRC Global Inc.	4,001	40
*	Oil States International Inc.	7,322	38
	Texas Pacific Land Corp.	30	36
*	National Energy Services Reunited Corp.	2,824	25
*	Comstock Resources Inc.	1,791	15
*	Par Pacific Holdings Inc.	1,044	14
	New Fortress Energy Inc. Class A	433	12
	Kinetik Holdings Inc.	164	11
*	Earthstone Energy Inc. Class A	778	10
	Civitas Resources Inc.	189	10
*	DMC Global Inc.	266	8
			1,290
Financials (24.3%)
	Marsh & McLennan Cos. Inc.	3,741	581
	Moody's Corp.	1,409	454
	Truist Financial Corp.	5,435	338
	Chubb Ltd.	1,652	336
	T Rowe Price Group Inc.	2,154	311
	MSCI Inc. Class A	594	298
	Progressive Corp.	2,759	292
	Intercontinental Exchange Inc.	2,188	280
	Bank of New York Mellon Corp.	4,312	229
	US Bancorp	3,368	190
	CME Group Inc.	744	176
	PNC Financial Services Group Inc.	860	171
	Erie Indemnity Co. Class A	882	155
	SouthState Corp.	1,681	151
	BlackRock Inc.	196	146
	MetLife Inc.	2,153	146
	Brown & Brown Inc.	2,150	145
	East West Bancorp Inc.	1,647	144
	Aon plc Class A (XNYS)	493	144
	First Citizens BancShares Inc. Class A	179	141
	American International Group Inc.	2,223	136
	Primerica Inc.	989	129
	Prosperity Bancshares Inc.	1,707	127

		Shares	Market Value ($000)
	Stifel Financial Corp.	1,702	125
	Hanmi Financial Corp.	4,715	123
	Pinnacle Financial Partners Inc.	1,184	120
	RLI Corp.	1,182	120
	Popular Inc.	1,265	116
	Morningstar Inc.	400	112
	Berkshire Hills Bancorp Inc.	3,500	109
	Glacier Bancorp Inc.	1,958	109
	Selective Insurance Group Inc.	1,297	108
	S&P Global Inc.	282	106
	United Fire Group Inc.	3,797	105
	ConnectOne Bancorp Inc.	3,153	104
	United Bankshares Inc.	2,731	100
	Commerce Bancshares Inc.	1,357	97
	First Financial Bankshares Inc.	1,991	95
*	Enstar Group Ltd.	323	92
	Kemper Corp.	1,648	88
	Premier Financial Corp.	2,847	87
	Valley National Bancorp	6,143	86
	Hanover Insurance Group Inc.	595	83
*	Customers Bancorp Inc.	1,311	81
	Heritage Financial Corp.	3,071	81
*	Nicolet Bankshares Inc.	824	79
	Old Republic International Corp.	2,931	77
	Universal Insurance Holdings Inc.	6,664	77
	Synovus Financial Corp.	1,373	72
	Hope Bancorp Inc.	3,976	68
	Univest Financial Corp.	2,347	68
*	Triumph Bancorp Inc.	671	67
	Globe Life Inc.	643	65
	Live Oak Bancshares Inc.	1,014	65
	Provident Financial Services Inc.	2,757	65
	BOK Financial Corp.	616	63
	First Financial Bancorp	2,517	62
	Washington Trust Bancorp Inc.	1,133	62
	TrustCo Bank Corp. NY	1,818	62
*	Markel Corp.	49	61
*	StoneX Group Inc.	800	60
	First Foundation Inc.	2,194	59
	QCR Holdings Inc.	1,047	59
	SLM Corp.	2,955	58
	Lazard Ltd. Class A	1,680	58
	Central Pacific Financial Corp.	1,965	57
	TFS Financial Corp.	3,337	57
*	Columbia Financial Inc.	2,615	56
	Lakeland Financial Corp.	693	56
	Blackstone Inc.	438	56
*	Bancorp Inc.	1,876	55
	Cullen/Frost Bankers Inc.	392	55
	First Commonwealth Financial Corp.	3,396	55
	Essent Group Ltd.	1,250	55
	Northfield Bancorp Inc.	3,466	54
	Western Alliance Bancorp	576	54
	Federal Agricultural Mortgage Corp. Class C	425	53
	First American Financial Corp.	782	52
	Janus Henderson Group plc	1,538	52
	1st Source Corp.	1,009	49
	Jefferies Financial Group Inc.	1,387	49

		Shares	Market Value ($000)
	Merchants Bancorp	1,689	49
	Heritage Commerce Corp.	3,998	48
	Loews Corp.	785	48
	Tompkins Financial Corp.	605	48
*	Assetmark Financial Holdings Inc.	1,983	47
	HomeStreet Inc.	921	47
	LPL Financial Holdings Inc.	260	47
	SEI Investments Co.	771	45
	Park National Corp.	327	44
	Stock Yards Bancorp Inc.	821	44
	Equitable Holdings Inc.	1,317	43
	Cohen & Steers Inc.	510	42
	Preferred Bank	537	42
	Nelnet Inc. Class A	505	41
	TriCo Bancshares	922	40
	FB Financial Corp.	873	39
	First Bancorp (XNGS)	869	39
	First Bancorp Inc. (XNMS)	1,112	39
	Reinsurance Group of America Inc.	351	39
	Banner Corp.	621	38
	MGIC Investment Corp.	2,522	38
	Towne Bank	1,210	38
	Atlantic Union Bankshares Corp.	887	36
	B Riley Financial Inc.	597	36
	First Merchants Corp.	824	36
	Interactive Brokers Group Inc. Class A	538	36
	Peoples Bancorp Inc.	1,157	36
	Southside Bancshares Inc.	863	36
	American Financial Group Inc.	253	34
	Dime Community Bancshares Inc.	1,012	34
	ProAssurance Corp.	1,340	32
	First Busey Corp.	1,136	31
	Safety Insurance Group Inc.	359	30
	Unum Group	1,074	30
	Northwest Bancshares Inc.	2,089	29
	Bank of NT Butterfield & Son Ltd.	766	29
	Sandy Spring Bancorp Inc.	589	28
*	Alleghany Corp.	40	27
	Curo Group Holdings Corp.	2,029	27
	OceanFirst Financial Corp.	1,201	27
*	Enova International Inc.	639	26
	National Bank Holdings Corp. Class A	587	26
	PJT Partners Inc. Class A	405	26
	S&T Bancorp Inc.	839	26
	ServisFirst Bancshares Inc.	294	26
*	EZCorp. Inc. Class A	4,150	25
*	Focus Financial Partners Inc. Class A	491	25
	Carlyle Group Inc.	542	25
*	SiriusPoint Ltd.	3,340	25
	Banc of California Inc.	1,226	24
*	Finance of America Cos. Inc. Class A	7,173	23
	BancFirst Corp.	279	22
	City Holding Co.	271	22
*	Arch Capital Group Ltd.	472	22
	Kearny Financial Corp.	1,568	21
	Greenhill & Co. Inc.	1,125	20
	HCI Group Inc.	325	20
	Bank OZK	409	19

		Shares	Market Value ($000)
	Enterprise Financial Services Corp.	392	19
	Hamilton Lane Inc. Class A	225	18
	Radian Group Inc.	766	18
	Brightsphere Investment Group Inc.	735	18
	Assured Guaranty Ltd.	275	17
	Heartland Financial USA Inc.	329	16
	OFG Bancorp	583	16
	International Bancshares Corp.	327	14
	Byline Bancorp Inc.	492	13
	FNB Corp.	945	13
*	Credit Acceptance Corp.	22	12
	WisdomTree Investments Inc.	2,100	12
	Lakeland Bancorp Inc.	631	11
	Origin Bancorp Inc.	232	11
	Trustmark Corp.	301	10
			11,799
Health Care (19.6%)
*	Edwards Lifesciences Corp.	4,994	561
	HCA Healthcare Inc.	1,650	413
	Stryker Corp.	1,476	389
	Zoetis Inc.	1,854	359
*	IQVIA Holdings Inc.	1,486	342
*	IDEXX Laboratories Inc.	639	340
	Agilent Technologies Inc.	2,429	317
*	Veeva Systems Inc. Class A	763	175
	Baxter International Inc.	2,045	174
	Ensign Group Inc.	1,697	143
	Premier Inc. Class A	3,127	112
*	Neogen Corp.	2,980	106
	Bio-Techne Corp.	243	102
*	Integra LifeSciences Holdings Corp.	1,483	99
	National HealthCare Corp.	1,474	96
	Bruker Corp.	1,265	89
*	Acadia Healthcare Co. Inc.	1,537	87
*	AngioDynamics Inc.	3,698	87
	Becton Dickinson and Co.	313	85
*	Mirum Pharmaceuticals Inc.	3,547	84
	Chemed Corp.	168	80
*	Hanger Inc.	4,415	80
*	ICU Medical Inc.	326	77
*	Catalent Inc.	738	75
*	Syneos Health Inc.	941	75
*	Phathom Pharmaceuticals Inc.	4,128	75
*	CytoSorbents Corp.	19,040	74
*	SeaSpine Holdings Corp.	5,549	70
*	Boston Scientific Corp.	1,560	69
*	CorVel Corp.	431	69
*	Crinetics Pharmaceuticals Inc.	3,467	69
*	Denali Therapeutics Inc.	2,071	67
*	Globus Medical Inc. Class A	952	67
*	Option Care Health Inc.	2,559	66
*	Charles River Laboratories International Inc.	221	64
*	Ultragenyx Pharmaceutical Inc.	930	63
*	HealthEquity Inc.	1,163	62
*	Computer Programs and Systems Inc.	1,965	60
*	LHC Group Inc.	442	60
*	Agiliti Inc.	3,339	60
*	NeoGenomics Inc.	2,613	56

		Shares	Market Value ($000)
*	Pennant Group Inc.	3,430	56
*	RadNet Inc.	2,177	54
*	Immunic Inc.	4,542	53
	Atrion Corp.	73	52
*	Exelixis Inc.	2,513	52
*	Oyster Point Pharma Inc.	4,990	50
*	Quotient Ltd.	35,717	50
*	CureVac NV	2,982	50
*	Axogen Inc.	5,211	49
*	Ionis Pharmaceuticals Inc.	1,455	49
*	Stoke Therapeutics Inc.	2,462	48
*	Arcutis Biotherapeutics Inc.	2,645	47
*	Pliant Therapeutics Inc.	5,241	47
*	Alnylam Pharmaceuticals Inc.	287	45
*	Surgery Partners Inc.	867	45
*	Aspira Women's Health Inc.	41,050	45
	Anthem Inc.	98	44
*	iCAD Inc.	9,131	44
*	ModivCare Inc.	369	44
*	Shattuck Labs Inc.	8,563	43
*	NGM Biopharmaceuticals Inc.	2,801	42
*	Accelerate Diagnostics Inc.	14,529	41
	LeMaitre Vascular Inc.	870	41
*	Relmada Therapeutics Inc.	1,990	41
*	Vaxcyte Inc.	1,752	41
*	MeiraGTx Holdings plc	2,715	39
*	Taysha Gene Therapies Inc.	6,177	39
*	Align Technology Inc.	75	38
*	Surmodics Inc.	844	38
*	UroGen Pharma Ltd.	6,348	38
*	Stereotaxis Inc.	8,197	38
*	Allovir Inc.	4,230	38
*	Molecular Templates Inc.	15,654	37
*	Orthofix Medical Inc.	1,081	37
*	Chinook Therapeutics Inc.	2,896	37
*	Homology Medicines Inc.	10,225	36
*	Spero Therapeutics Inc.	3,747	36
*	Oak Street Health Inc.	2,073	36
*	Kinnate Biopharma Inc.	4,598	36
*	Cogent Biosciences Inc.	5,839	35
*	Athersys Inc.	37,516	34
*	MEI Pharma Inc.	15,281	33
*	Alphatec Holdings Inc.	2,905	32
*	OrthoPediatrics Corp.	564	32
*	Avid Bioservices Inc.	1,523	31
*	Jounce Therapeutics Inc.	4,152	31
*	Novocure Ltd.	381	31
*	Evelo Biosciences Inc.	9,937	31
*	Aligos Therapeutics Inc.	13,011	31
*	Halozyme Therapeutics Inc.	832	30
*	HealthStream Inc.	1,477	30
*	Omnicell Inc.	233	30
*	Puma Biotechnology Inc.	12,831	30
*	Inhibrx Inc.	1,395	30
*	Arrowhead Pharmaceuticals Inc.	659	29
*	Heska Corp.	201	29
*	SI-BONE Inc.	1,315	29
*	Affimed NV	6,510	29

		Shares	Market Value ($000)
*	Annexon Inc.	5,934	29
*	Dyne Therapeutics Inc.	3,328	29
*	Praxis Precision Medicines Inc.	2,234	29
*	Oncocyte Corp.	19,280	28
*	iTeos Therapeutics Inc.	783	28
*	Blueprint Medicines Corp.	445	27
*	Geron Corp. (XNGS)	25,120	27
*	Rocket Pharmaceuticals Inc.	1,526	27
*	Cullinan Oncology Inc.	1,852	27
*	Arcus Biosciences Inc.	697	26
*	BioLife Solutions Inc.	1,121	26
*	Harmony Biosciences Holdings Inc.	654	26
*	Kronos Bio Inc.	3,512	26
*	Antares Pharma Inc.	7,030	25
*	DexCom Inc.	61	25
*	Inspire Medical Systems Inc.	103	25
*	Passage Bio Inc.	7,430	25
*	Acutus Medical Inc.	15,564	25
*	4D Molecular Therapeutics Inc.	1,794	25
*	Artivion Inc.	1,207	24
*	TransMedics Group Inc.	1,274	24
*	Marinus Pharmaceuticals Inc.	3,101	24
*	Paratek Pharmaceuticals Inc.	6,538	23
*	Theravance Biopharma Inc.	2,269	23
*	Cutera Inc.	567	22
*	89bio Inc.	4,744	22
*	Silverback Therapeutics Inc.	5,208	22
*	Amedisys Inc.	133	21
*	Bridgebio Pharma Inc.	2,633	21
*	Fortress Biotech Inc.	13,107	21
*	Gossamer Bio Inc.	2,314	21
*	Lineage Cell Therapeutics Inc.	15,221	21
*	Quanterix Corp.	633	21
*	Rapt Therapeutics Inc.	1,071	21
*	SpringWorks Therapeutics Inc.	370	21
*	Keros Therapeutics Inc.	387	21
*	Cymabay Therapeutics Inc.	6,332	20
*	WaVe Life Sciences Ltd.	8,294	20
*	Amphastar Pharmaceuticals Inc.	686	19
*	Natera Inc.	287	19
*	Rhythm Pharmaceuticals Inc.	2,549	19
*	Biohaven Pharmaceutical Holding Co. Ltd.	164	19
*	Harpoon Therapeutics Inc.	4,575	19
*	Accuray Inc.	5,168	18
*	Avrobio Inc.	12,466	18
*	Joint Corp.	442	18
*	MannKind Corp.	6,682	18
*	Natus Medical Inc.	653	18
*	Atreca Inc. Class A	9,717	18
*	MiMedx Group Inc.	3,648	18
*	Cue Biopharma Inc.	3,004	17
*	Avidity Biosciences Inc.	1,008	17
*	Applied Molecular Transport Inc.	2,558	17
*	Morphic Holding Inc.	431	17
*	ORIC Pharmaceuticals Inc.	2,188	17
*	Gemini Therapeutics Inc.	12,117	16
*	Meridian Bioscience Inc.	604	15
*	Precigen Inc.	6,876	15

		Shares	Market Value ($000)
	PerkinElmer Inc.	80	14
*	Olema Pharmaceuticals Inc.	2,902	14
*	MaxCyte Inc.	1,988	14
*	Outlook Therapeutics Inc.	8,024	13
*	DarioHealth Corp.	1,811	13
*	Rigel Pharmaceuticals Inc.	4,831	12
*	Tactile Systems Technology Inc.	583	12
*	Beam Therapeutics Inc.	149	12
*	Ideaya Biosciences Inc.	921	12
*	Shockwave Medical Inc.	60	11
*	Sientra Inc.	3,975	11
*	Prothena Corp. plc	310	11
*	Chimerix Inc.	1,704	10
*	STAAR Surgical Co.	125	10
*	Alaunos Therapeutics Inc.	10,305	10
*	Illumina Inc.	28	9
*	Oncternal Therapeutics Inc.	4,778	9
*	ViewRay Inc.	2,229	9
*	Akero Therapeutics Inc.	516	9
*	PMV Pharmaceuticals Inc.	553	9
*	Prelude Therapeutics Inc.	1,003	9
*	Nuvation Bio Inc.	1,743	9
*	Scholar Rock Holding Corp.	451	8
*	Syros Pharmaceuticals Inc.	5,945	8
*	Twist Bioscience Corp.	145	8
*	Forma Therapeutics Holdings Inc.	822	8
*	Nkarta Inc.	921	8
*	Retractable Technologies Inc.	1,623	8
*	VistaGen Therapeutics Inc.	5,776	8
*	EyePoint Pharmaceuticals Inc.	777	8
*	Fate Therapeutics Inc.	213	7
*	Selecta Biosciences Inc.	3,612	7
	Zynex Inc.	1,184	7
*	Black Diamond Therapeutics Inc.	2,107	7
*	Frequency Therapeutics Inc.	1,943	6
*	Rubius Therapeutics Inc.	1,097	5
*	BioAtla Inc.	653	4
*,1	PDL BioPharma Inc.	6,046	—
			9,500
Industrials (22.3%)
	Illinois Tool Works Inc.	2,654	574
	General Dynamics Corp.	2,015	472
	Eaton Corp. plc	2,587	399
	Capital One Financial Corp.	2,124	326
	Emerson Electric Co.	3,200	297
	HEICO Corp. Class A	1,966	242
	Accenture plc Class A	613	194
	Deere & Co.	504	181
	Trane Technologies plc	1,158	178
	Automatic Data Processing Inc.	806	165
	Curtiss-Wright Corp.	978	144
	Exponent Inc.	1,492	141
*	Cornerstone Building Brands Inc.	6,196	137
	Kronos Worldwide Inc.	9,300	137
	Johnson Controls International plc	2,065	134
*	ASGN Inc.	1,110	123
	nVent Electric plc	3,566	121
	Regal Rexnord Corp.	751	120

		Shares	Market Value ($000)
	Sonoco Products Co.	2,047	120
*	ACI Worldwide Inc.	3,379	113
	Donaldson Co. Inc.	2,080	113
	Tetra Tech Inc.	702	112
	Helios Technologies Inc.	1,406	110
	MSA Safety Inc.	791	110
	Norfolk Southern Corp.	419	108
	L3Harris Technologies Inc.	412	104
*	Paylocity Holding Corp.	465	99
	Lincoln Electric Holdings Inc.	734	94
	Nordson Corp.	413	94
	Northrop Grumman Corp.	213	94
	Air Lease Corp. Class A	2,214	93
	BWX Technologies Inc.	1,675	90
	Resources Connection Inc.	5,418	90
	AECOM	1,224	89
	Apogee Enterprises Inc.	1,969	89
	Crane Co.	859	87
	Littelfuse Inc.	335	87
	Douglas Dynamics Inc.	2,192	81
	Graco Inc.	1,127	81
*	Daseke Inc.	6,362	80
	Maximus Inc.	973	77
	AGCO Corp.	642	77
*	Ducommun Inc.	1,500	76
*	Covenant Logistics Group Inc. Class A	3,304	74
*	MYR Group Inc.	829	74
*	Donnelley Financial Solutions Inc.	2,287	73
	Textainer Group Holdings Ltd.	2,015	72
*	Cross Country Healthcare Inc.	3,119	70
*	BlueLinx Holdings Inc.	777	69
*	Trimble Inc.	989	69
	TTEC Holdings Inc.	869	69
	John Bean Technologies Corp.	599	68
*	Sterling Construction Co. Inc.	2,270	67
	EMCOR Group Inc.	573	66
*	Gates Industrial Corp. plc	3,945	63
	Simpson Manufacturing Co. Inc.	521	62
	CSW Industrials Inc.	484	58
	MKS Instruments Inc.	384	58
	Genco Shipping & Trading Ltd.	2,972	57
	International Seaways Inc.	3,091	57
	Kelly Services Inc. Class A	2,626	56
*	DXP Enterprises Inc.	1,922	55
	ITT Inc.	616	54
	AptarGroup Inc.	435	53
	Chase Corp.	579	53
	Kaman Corp.	1,215	53
	Cass Information Systems Inc.	1,325	52
*	Napco Security Technologies Inc.	2,526	52
*	Willdan Group Inc.	1,619	52
*	CBIZ Inc.	1,309	51
	Valmont Industries Inc.	232	50
*	AerCap Holdings NV	923	50
	Woodward Inc.	396	49
	Cognex Corp.	708	48
*	Euronet Worldwide Inc.	369	47
*	Teekay Corp.	13,958	47

		Shares	Market Value ($000)
	Griffon Corp.	1,977	46
	RPM International Inc.	531	45
*	Vivint Smart Home Inc.	6,307	45
	ArcBest Corp.	478	44
	EnPro Industries Inc.	399	44
	Textron Inc.	593	43
*	International Money Express Inc.	2,698	43
	Pactiv Evergreen Inc.	4,475	43
*	Great Lakes Dredge & Dock Corp.	2,978	42
*	BrightView Holdings Inc.	3,045	41
	Columbus McKinnon Corp.	888	41
	Herc Holdings Inc.	259	41
*	US Xpress Enterprises Inc. Class A	9,067	41
*	Advantage Solutions Inc.	5,162	41
*	Construction Partners Inc. Class A	1,506	40
	Franklin Electric Co. Inc.	477	40
*	Vectrus Inc.	873	40
	Genpact Ltd.	947	40
	Global Payments Inc.	290	39
	Kforce Inc.	515	39
*	Thermon Group Holdings Inc.	2,248	39
	Wabash National Corp.	2,315	39
*	Custom Truck One Source Inc.	5,003	39
	Myers Industries Inc.	2,305	38
*	Sensata Technologies Holding plc	634	37
	Zurn Water Solutions Corp.	1,142	37
*	Blue Bird Corp.	1,708	36
	Carrier Global Corp.	785	35
*	Axon Enterprise Inc.	245	34
*	CIRCOR International Inc.	1,247	34
	Marten Transport Ltd.	1,974	34
*	Astronics Corp.	2,253	33
	Carlisle Cos. Inc.	139	33
*	Modine Manufacturing Co.	3,300	33
	Hyster-Yale Materials Handling Inc.	843	32
	Quanex Building Products Corp.	1,398	32
	Hubbell Inc. Class B	175	31
	Kadant Inc.	155	31
	TriMas Corp.	958	31
	Barrett Business Services Inc.	493	30
	Xylem Inc.	341	30
	ManpowerGroup Inc.	273	29
	Tennant Co.	365	29
	Pentair plc	503	29
*	FARO Technologies Inc.	510	28
*	Franklin Covey Co.	600	28
	Landstar System Inc.	179	28
*	Titan International Inc.	2,504	28
	REV Group Inc.	1,986	27
	AAON Inc.	455	27
	McGrath RentCorp.	315	26
	Watsco Inc.	96	26
	Astec Industries Inc.	507	25
*	ExlService Holdings Inc.	208	25
	Sealed Air Corp.	373	25
*	Tutor Perini Corp.	2,593	25
*	SP Plus Corp.	788	24
	Eagle Materials Inc.	168	23

		Shares	Market Value ($000)
*	Forrester Research Inc.	438	23
*	AMN Healthcare Services Inc.	214	23
*	Byrna Technologies Inc.	2,231	22
*	Air Transport Services Group Inc.	677	21
	DuPont de Nemours Inc.	275	21
*	Manitowoc Co. Inc.	1,277	21
*	Teledyne Technologies Inc.	49	21
*	Energy Recovery Inc.	1,054	20
*	Gibraltar Industries Inc.	411	20
	Acuity Brands Inc.	96	18
	Heidrick & Struggles International Inc.	409	18
	Toro Co.	196	18
	Primoris Services Corp.	622	16
	Standex International Corp.	143	15
	Advanced Drainage Systems Inc.	122	14
*	Commercial Vehicle Group Inc.	1,789	14
*	Ranpak Holdings Corp. Class A	534	13
*	I3 Verticals Inc. Class A	449	12
	Park Aerospace Corp.	897	12
	Sherwin-Williams Co.	45	12
*	TopBuild Corp.	57	12
*	Huron Consulting Group Inc.	220	11
	Mueller Water Products Inc. Class A	873	11
	Armstrong World Industries Inc.	117	10
*	Atlanticus Holdings Corp.	160	9
*	Acacia Research Corp.	2,080	8
*	View Inc.	2,857	7
			10,831
Real Estate (0.9%)
	St. Joe Co.	1,732	94
	Newmark Group Inc. Class A	4,954	88
*	Cushman & Wakefield plc	2,528	55
*	CBRE Group Inc. Class A	472	46
*	Fathom Holdings Inc.	3,385	43
	RE/MAX Holdings Inc. Class A	1,182	35
*	Marcus & Millichap Inc.	624	31
	RMR Group Inc. Class A	429	13
*	Rafael Holdings Inc. Class B	4,242	13
*	Forestar Group Inc.	495	9
			427
Technology (10.0%)
	Amphenol Corp. Class A	7,407	563
*	Synopsys Inc.	1,294	404
	Roper Technologies Inc.	804	360
*	Cadence Design Systems Inc.	1,936	293
	Cognizant Technology Solutions Corp. Class A	2,202	190
	TE Connectivity Ltd.	942	134
	National Instruments Corp.	2,814	113
*	Novanta Inc.	750	103
*	SPS Commerce Inc.	717	93
*	Manhattan Associates Inc.	663	89
	Science Applications International Corp.	971	85
	CDK Global Inc.	1,794	81
	Monolithic Power Systems Inc.	173	79
	Dolby Laboratories Inc. Class A	971	73
	Pegasystems Inc.	792	69
*	Globant SA	243	67

		Shares	Market Value ($000)
*	Agilysys Inc.	1,577	66
	American Software Inc. Class A	2,779	61
*	Axcelis Technologies Inc.	887	61
	Bentley Systems Inc. Class B	1,594	61
	A10 Networks Inc.	4,155	59
	TD SYNNEX Corp.	544	55
*	Avid Technology Inc.	1,685	53
*	Tucows Inc. Class A	795	53
*	CACI International Inc. Class A	187	52
*	Arrow Electronics Inc.	417	51
*	Cohu Inc.	1,633	51
	PC Connection Inc.	1,047	51
	Concentrix Corp.	241	48
*	Clarivate plc	3,105	47
	CTS Corp.	1,216	46
*	Digimarc Corp.	1,542	46
	Amkor Technology Inc.	1,973	45
*	PDF Solutions Inc.	1,567	43
	Power Integrations Inc.	474	43
*	MaxLinear Inc.	692	42
*	NCR Corp.	1,041	42
*	CEVA Inc.	1,006	41
*	Veeco Instruments Inc.	1,430	41
	Sapiens International Corp. NV	1,472	40
*	Black Knight Inc.	699	39
*	Ceridian HCM Holding Inc.	524	38
	Jabil Inc.	623	36
	Hackett Group Inc.	1,615	34
	KLA Corp.	96	33
*	Photronics Inc.	1,798	33
*	Mediaalpha Inc. Class A	2,270	33
*	Envestnet Inc.	433	32
*	Q2 Holdings Inc.	488	32
*	Rimini Street Inc.	6,517	30
*	VirnetX Holding Corp.	16,250	30
	Azenta Inc.	333	29
*	EPAM Systems Inc.	139	29
*	ScanSource Inc.	910	29
	Entegris Inc.	215	28
	Intuit Inc.	50	24
*	Autodesk Inc.	103	23
*	comScore Inc.	8,938	23
*	OneSpan Inc.	1,662	23
	Simulations Plus Inc.	585	23
*	SecureWorks Corp. Class A	1,462	23
	Methode Electronics Inc.	482	22
*	Mitek Systems Inc.	1,431	21
*	Quantum Corp.	7,909	21
*	Alarm.com Holdings Inc.	299	20
*	Smith Micro Software Inc.	4,714	20
*	FormFactor Inc.	445	18
*	ePlus Inc.	338	16
*	Kimball Electronics Inc.	913	16
*	Grid Dynamics Holdings Inc.	1,253	15
*	IPG Photonics Corp.	108	14
*	eGain Corp.	1,037	12
*	nLight Inc.	698	11
*	Varonis Systems Inc. Class B	236	10

		Shares	Market Value ($000)
*	Workiva Inc. Class A	93	10
*	Brightcove Inc.	1,051	8
			4,852
Telecommunications (1.5%)
*	Liberty Latin America Ltd. Class A	7,641	77
*	Iridium Communications Inc.	1,719	68
*	WideOpenWest Inc.	3,888	66
*	United States Cellular Corp.	2,290	63
*	Liberty Broadband Corp. Class C	395	58
*	Harmonic Inc.	6,088	57
	ADTRAN Inc.	2,093	43
*	Clearfield Inc.	681	43
*	Ooma Inc.	2,583	43
*	Consolidated Communications Holdings Inc.	5,876	42
*	Digi International Inc.	1,993	40
	Cable One Inc.	26	37
*	Casa Systems Inc.	7,866	33
	Ubiquiti Inc.	109	28
*	Ribbon Communications Inc.	2,986	9
			707
Utilities (1.4%)
	Waste Management Inc.	3,653	527
*	Stericycle Inc.	1,775	104
*	Clean Harbors Inc.	573	55
			686
Total Common Stocks (Cost $38,852)			48,280
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2]	Vanguard Market Liquidity Fund 0.138% (Cost $152)	1,518	152
Total Investments (99.9%) (Cost $39,004)			48,432
Other Assets and Liabilities—Net (0.1%)			41
Net Assets (100%)			48,473
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	March 2022	8	175	(8)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	48,280	—	—	48,280
Temporary Cash Investments	152	—	—	152
Total	48,432	—	—	48,432
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	8	—	—	8
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.